Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following as of December 31:
	2017	2016
Finished goods	$240,917	$10,827
Raw materials	98,937	-
Packing supplies and materials	571	-
Total inventories	$340,425	$10,827